Summary of Significant Accounting Policies - Summary of Dry-Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Beginning balance	$ 1,922,662
Cost incurred for dry docking	13,471	27,203	7,493
Ending balance	1,989,230	1,922,662
Dry-Docking Activity [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	40,328	28,821	34,449
Cost incurred for dry docking	13,471	27,203	7,493
Sales of vessels (note 4)	(5,327)	(2,285)
Dry-dock amortization	(14,837)	(13,411)	(13,121)
Ending balance	$ 33,635	$ 40,328	$ 28,821